THE DUNHAM FUNDS

Dunham Appreciation & Income Fund
Class A (DAAIX)
Class C (DCAIX)
Class N (DNAIX)

Incorporated herein by reference is the definitive versions of the prospectus supplement pertaining to the Dunham Appreciation & Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 28, 2016 (SEC Accession No. 0001580642-16-011263).